Business Combination - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Dec. 04, 2012	Dec. 31, 2012 Playa Vista [Member]
Business Acquisition [Line Items]
Aggregate purchase price of Playa Capital Company LLC	$ 257,800,000
Cost of acquisition		$ 300,000